          <REDLINE>

          THIS DOCUMENT IS A COPY OF POST-EFFECTIVE AMENDMENT NO. 29 TO A REGISTRATION STATEMENT ON FORM N-1A FILED ON JANUARY 26, 1996 ON BEHALF OF FUND FOR GOVERNMENT INVESTORS, INC. PURSUANT TO A RULE 201 TEMPORARY HARDSHIP EXEMPTION.

           As Filed With The Securities And Exchange Commission on January 26, 1996.

                                             File Nos. 2-52552 and 811-2539


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C.  20549

                                      Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       (X)

          Pre-Effective Amendment No.                                  (  )

          Post-Effective Amendment No.    29                            (X)

                                        and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT
            COMPANY ACT OF 1940                                         (X)

          Amendment No.   18                                            (X)

                         FUND FOR GOVERNMENT INVESTORS, INC.
                  (Exact Name of Registrant as Specified in Charter)

                   4922 Fairmont Avenue, Bethesda, Maryland  20814
                 (Address of Principal Executive Offices) (Zip Code)

                                    (301) 657-1500
                 (Registrant's Telephone Number, Including Area Code)

                                  Richard J. Garvey
                                 4922 Fairmont Avenue
                              Bethesda, Maryland  20814
                  (Name and Address of Agent for Service of Process)

                                      Copies to:
                                James Bernstein, Esq.
                          Jorden Burt Berenson & Johnson LLP
                          1025 Thomas Jefferson Street, N.W.
                                    Suite 400 East
                               Washington, D. C.  20007

          Approximate Date of Commencement of the Proposed Public Offering of the Securities:

          It is proposed that this filing will become effective (check appropriate box):

                    immediately upon filing pursuant to paragraph (b) of rule 485.
                    on  (date) pursuant to  paragraph (b)  (1) (v)  of rule
                    485.
            X 60 days after filing pursuant to paragraph (a) (1) of rule 485.
                    on (date) pursuant to paragraph (a) (1) of rule 485.
                    75 days after filing pursuant to paragraph (a) (2) of rule 485.
                    on (date) pursuant to paragraph (a) (2) of rule 485.

          If appropriate, check the following box:

                    This   post-effective   amendment   designates  a   new
                    effective date for a previously-filed post-effective amendment.

          The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant s fiscal year ended December 31, 1994 was filed on February 22, 1995.


          <\REDLINE>

                         FUND FOR GOVERNMENT INVESTORS, INC.

                         REGISTRATION STATEMENT ON FORM N-1A

                                CROSS REFERENCE SHEET
          <REDLINE>

                            Required By Rule 495(a) Under
                              The Securities Act of 1933

          <\REDLINE>


           Form N-1A                             Location in
            Item No.                             Registration Statement


                      Part A. Information Required in Prospectus


               1.      Cover Page                Outside Front Cover Page
                                                 of Prospectus

               2.      Synopsis                  Fee Table


               3.      Condensed Financial       Financial Highlights
                       Information



           <REDLINE>


               4.      General Description of    Organization and
                       Registrant                Description of Common
                                                 Stock; Management of the
                                                 Fund; Taxes; Investment
                                                 Objective and Policies



           <\REDLINE>
               5.      Management of the Fund    Management of the Fund

           Form N-1A                             Location in
            Item No.                             Registration Statement


           <REDLINE>



              5A.      Management's Discussion   Not Applicable
                       of Fund Performance


               6.      Capital Stock and Other   Organization and
                       Securities                Description Common
                                                 Stock; Dividends; Taxes




               7.      Purchase of Securities    How to Invest in the
                       Being Offered             Fund; How to Redeem an
                                                 Investment
                                                 (Withdrawals); Tax-
                                                 Sheltered Retirement
                                                 Plans; Net Asset Value;
                                                 Investors' Accounts

           <\REDLINE>
               8.      Redemption or Repurchase  How to Redeem an
                                                 Investment (Withdrawals)

               9.      Legal Proceedings         Not Applicable


              10.      Cover Page                Outside Front Cover Page
                                                 of Statement of
                                                 Additional Information


                           Part B: Information Required In

                         Statement of Additional Information


              11.      Table of Contents         Table of Contents


              12.      General Information and   Not Applicable
                       History

           Form N-1A                             Location in
            Item No.                             Registration Statement


           <REDLINE>



              13.      Investment Objectives and Investment Objective and
                       Policies                  Policies; Investment
                                                 Restrictions
           <\REDLINE>


              14.      Management of the         Management of the Fund
                       Registrant


           <REDLINE>


              15.      Control Persons and       Management of the Fund;
                       Principal Holders of      Principal Holders of
                       Securities                Securities; Investment
                                                 Advisory and Other
                                                 Services




              16.      Investment Advisory and   Investment Advisory and
                       Other Services            Other Services; Auditors
                                                 and Financial Statements


              17.      Brokerage Allocation      Not Applicable


           <\REDLINE>


              18.      Capital Stock and Other   Not Applicable
                       Securities

           Form N-1A                             Location in
            Item No.                             Registration Statement

           <REDLINE>


              19.      Purchase, Redemption and  Net Asset Value
                       Pricing of Securities
                       Being Offered


              20.      Tax Status                Not Applicable


              21.      Underwriters              Not Applicable



              22.      Calculations of           Calculation of Yield
                       Performance Data          Quotations


              23.      Financial Statements      Auditors and Financial
                                                 Statements

           <\REDLINE>


                              Part C: Other Information


              24.      Financial Statements and  Financial Statements and
                       Exhibits                  Exhibits



              25.      Persons Controlled by or  Persons Controlled by or
                       Under                     Under Common Control
                       Common Control

           <REDLINE>

              26.      Number of Holders of      Number of Holders of
                       Securities                Securities
           <\REDLINE>


              27.      Indemnification           Indemnification

           Form N-1A                             Location in
            Item No.                             Registration Statement

              28.      Business and Other        Business and Other
                       Connections               Connections of
                       of Investment Adviser     Investment Adviser

              29.      Principal Underwriters    Principal Underwriters


              30.      Location of Accounts and  Location of Accounts and
                       Records                   Records


              31.      Management Services       Management Services

              32.      Undertakings              Undertakings


              33.      Signatures                Signatures

                                        PART A

                         FUND FOR GOVERNMENT INVESTORS, INC.
          <REDLINE>
                                 A Money Market Fund
          <\REDLINE>
                   4922 Fairmont Avenue, Bethesda, Maryland  208l4
                                    (800) 343-3355
                                    (301) 657-1500

          <REDLINE>
          Fund For Government Investors, Inc. (the "Fund") is an investment company that invests in short-term marketable debt securities issued by the United States Government, its agencies and instrumentalities, and repurchase agreements secured by such securities, with the sole objective of achieving current income with safety of principal.

          Investors should read this Prospectus and retain it for future reference. It is designed to set forth concisely the information an investor should know before investing in the Fund. A Statement of Additional Information, dated _____________, 1996, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of the Statement of Additional Information may be obtained, without charge, by writing or telephoning the Fund.

          The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency.

          <\REDLINE>

          THE SECURITIES OF THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

          <REDLINE>

          The date of this Prospectus and of the Statement of Additional Information is _________________, 1996.

          <\REDLINE>

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      FEE TABLE

          The following table illustrates all expenses and fees that a shareholder of the Fund will incur:
           <REDLINE>

           Shareholder Transaction Expenses

             Maximum Sales Load Imposed on Purchases,
               Including Reinvested Dividends
               (as a percentage of offering price)          None

             Redemption Fees                                None


             Exchange Fees                                  None


             Monthly Account Fee (for accounts under $500) $5.00

           Annual Fund Operating Expenses
             (as a percentage of average net assets)

             Management Fees                                0.50 %
             12b-1 Fees                                     None
             Other Expenses                                 0.25 %
             Total Fund Operating Expenses                  0.75 %

          <\REDLINE>

          Example

          <REDLINE>

          Assuming a hypothetical investment of $1,000 in the Fund, a 5% annual return, and redemption at the end of each time period, an investor in the Fund would pay transaction and operating expenses at the end of each year as follows:

                    1 Year    3 Years   5 Years   10 Years

                     $ 8       $ 25      $ 43       $ 95

          <\REDLINE>

          The same level of expenses would be incurred if the investment were held throughout the period indicated.

          <REDLINE>

          The preceding table of fees and expenses is provided to assist investors in understanding the various costs and expenses that an investor in the Fund will incur directly or indirectly. The percentages shown above are based on actual expenses incurred by the Fund. The 5% assumed annual return is for comparison purposes only. The actual annual return for the Fund may be more or less depending on market conditions, and the actual expenses an investor incurs in future periods may be more or less than those shown above and will depend on the amount invested and on the actual growth rate of the Fund. The example should not be considered a representation of past or future expenses. For more complete information about the various costs and expenses of the Fund, see "Management of the Fund" in the Prospectus and in the Statement of Additional Information.

          <\REDLINE>

                        Fund For Government Investors, Inc.
                                FINANCIAL HIGHLIGHTS
                                      Audited


                               For the Year Ended December 31,

                                   1994        1993       1992
   Per share Operating
     Performance:
     Net Asset Value -
     Beginning of Year        $    1.00   $    1.00  $    1.00

   Net Investment Income          0.033       0.023      0.030
   Net Realized and
     Unrealized Gains on
     Securities                     ---         ---        ---

   Net Increase in Net Asset
     Value Resulting from
     Operations                   0.033       0.023      0.030
   Dividends to Shareholders     (0.033)     (0.023)    (0.030)
   Distributions to
     Shareholders from Net
     Realized Capital Gains         ---         ---        ---
   Net Increase in Net Asset
     Value                         0.00        0.00       0.00

   Net Assets Value - End of
     Year                     $    1.00   $    1.00  $    1.00
   Total Investment Return         3.38%       2.37%      3.02%

   Ratios to Average Net
   Assets:
     Expenses                      0.75%       0.75%      0.71%
     Net Investment Income         3.31%       2.32%      3.00%

   Supplementary Data:
     Portfolio Turnover Rate        ---         ---        ---
     Number of Shares
     Outstanding at End of
     Year (000's omitted)       524,154     600,766    751,925














                               For the Year Ended December 31,

                                   1991        1990       1989
   Per share Operating
     Performance:
     Net Asset Value -
     Beginning of Year        $    1.00   $    1.00  $    1.00

   Net Investment Income          0.053       0.071      0.082
   Net Realized and
     Unrealized Gains on
     Securities                     ---         ---        ---

   Net Increase in Net Asset
     Value Resulting from
     Operations                   0.053       0.071      0.082
   Dividends to Shareholders     (0.053)     (0.071)    (0.082)
   Distributions to
     Shareholders from Net
     Realized Capital Gains         ---         ---        ---
   Net Increase in Net Asset
     Value                         0.00        0.00       0.00

   Net Assets Value - End of
     Year                     $    1.00   $    1.00  $    1.00
   Total Investment Return         5.38%       7.38%      8.51%

   Ratios to Average Net
   Assets:
     Expenses                      0.69%       0.71%      0.72%
     Net Investment Income         5.29%       7.13%      8.19%

   Supplementary Data:
     Portfolio Turnover Rate        ---         ---        ---
     Number of Shares
     Outstanding at End of
     Year (000's omitted)       796,655     857,418    704,479





















                                 For the Year Ended December 31,

                                 1988      1987     1986      1985
   Per share Operating
     Performance:
     Net Asset Value -
     Beginning of Year        $  1.00   $  1.00  $  1.00   $  1.00

   Net Investment Income        0.064     0.057    0.058     0.074
   Net Realized and
     Unrealized Gains on
     Securities                   ---       ---      ---       ---

   Net Increase in Net Asset
     Value Resulting from
     Operations                  0.064    0.057    0.058     0.074
   Dividends to Shareholders   (0.064)   (0.057)  (0.058)   (0.074)
   Distributions to
     Shareholders from Net
     Realized Capital Gains       ---       ---      ---       ---
   Net Increase in Net Asset
     Value                       0.00      0.00     0.00      0.00

   Net Assets Value - End of
     Year                     $  1.00   $  1.00  $  1.00   $  1.00
   Total Investment Return       6.66%     5.81%    5.97%     7.65%

   <REDLINE>

   Ratios to Average Net
   Assets:
     Expenses                    0.73%     0.72%    0.73%     0.70%
     Net Investment Income       6.44%     5.66%    5.81%     7.40%

   <\REDLINE>

   Supplementary Data:
     Portfolio Turnover Rate      ---       ---      ---       ---
     Number of Shares
     Outstanding at End of
     Year (000's omitted)      634,723   695,554  686,195  791,706



  The auditors report is incorporated by reference in the registration statement. The auditors report and further information about the performance of the Fund are contained in the annual report to shareholders which may be obtained without charge by calling or writing the Fund.

  PERFORMANCE DATA

  From time to time the Fund advertises its "yield" and "effective yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by the investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Comparative performance and relative ranking information may be used from time to time in advertising or marketing the Fund s shares, including data from Lipper Analytical Services, Inc., Donoghue s Money Fund Report and other industry publications.

  For the  seven day period  ended December 31,  1994, the Fund s
  annualized  average yield  was  4.71%.   The  effective  annual
  yield was 4.82%.

  INVESTMENT OBJECTIVE AND POLICIES

  <REDLINE>

  General

  The sole objective of the Fund is to achieve current income with safety of principal. Although there is no assurance that this objective will be achieved, the Fund will pursue this objective by investing exclusively in marketable debt securities issued by the United States Government or by agencies and instrumentalities of the U.S. Government (collectively, "U.S. Government Securities") and in repurchase agreements secured by U.S. Government Securities. Repurchase agreements are fully collateralized, but the value of the underlying collateral may be affected by sharp fluctuations in short-term interest rates.

  The Fund will invest in short-term United States Government Securities, including U.S. Treasury bills, U.S. Treasury notes, and U.S. Treasury bonds that mature within one year. All securities purchased by the Fund are held by the Fund's custodian bank, Rushmore Trust and Savings, FSB (the "Custodian"). U.S. Treasury securities are backed by the full faith and credit of the United States Government.

  <\REDLINE>

  The Fund may not borrow money, except that as a temporary measure the Fund may borrow money to facilitate redemptions. Such a borrowing may be in an amount not to exceed 30% of the Fund's total assets, taken at current value before such borrowing. The Fund may borrow only to accommodate requests for redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities.

  The investment objective and the investment policies of the Fund may not be changed without the approval of a majority of the shareholders, as defined in the Investment Company Act of 1940.

  <REDLINE>

  U.S. Government Securities

  U.S. Treasury securities are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and
  Treasury bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate-, and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Fund s portfolio investments in U.S. Government Securities, while a decline in interest rates would generally increase the market value of the Fund s portfolio investments in these securities.

  Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as the Federal National
  Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Export-Import Bank, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the

  Student  Loan Marketing  Association, and  the National  Credit
  Union Administration.

  Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Treasury. Such agencies and instrumentalities may borrow funds from the U.S. Treasury. However, no assurances can be given that the U.S. Government will provide such financial support to the obligations of the other U.S. Government agencies or instrumentalities in which the Fund invests, since the U.S. Government is not obligated to do so. These other agencies and instrumentalities are supported by either the issuer s right to borrow, under certain circumstances, an amount limited to a specific line of credit from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality, or the credit of the agency or instrumentality itself.

  U.S. Government Securities may be purchased at a discount. Such securities, when held to maturity or retired, may include an element of capital gain. Capital losses may be realized when such securities purchased at a premium are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

  Repurchase Agreements

  The Fund may also invest in repurchase agreements secured by U.S. Government Securities. Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. Government Securities. The Fund's investment adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller s obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sales of these securities were less than the agreed-upon repurchase price, the Fund would suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of the Fund's investment policies.

  <\REDLINE>

  DIVIDENDS

  The Fund distributes all of its net income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in the form of additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis. To change the method of receiving dividends, investors must notify the Fund in writing at least one week before payment is to be made.

  Net income of the Fund shall consist of all interest income accrued and discount earned, plus or minus any realized gains or losses, less estimated expenses of the Fund. The Fund does not expect to realize any long-term capital gains.

  NET ASSET VALUE

  <REDLINE>

  The Fund's net asset value per share will be determined as of 12:00 noon, Eastern time, on days when the Custodian bank is open for business. The net asset value per share is determined by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding. The value of the Fund's portfolio of securities is determined on the basis of fair value as determined in good faith by the Fund's Directors. In determining fair value, the Fund uses the amortized cost method of valuing the securities in its portfolio pursuant to an exemption granted to it by the Securities and Exchange Commission on August 8, 1979.

  <\REDLINE>

  INVESTORS  ACCOUNTS

  <REDLINE>

  The Fund maintains an account for each investor in full and fractional shares. Statements of account will be sent monthly showing the beginning balance and the ending balance and detailing transactions for the month. Confirmations of individual transactions will not be sent.
  <\REDLINE>

  The Fund reserves the right to reject any purchase order. All accounts will be held in book entry form. No certificates for shares will be issued.

  LOW BALANCE ACCOUNT FEE

  <REDLINE>

  In addition to charges described elsewhere in this Prospectus, the Fund may impose a charge of $5 per month for any account whose month-end balance is below $500. The fee will continue to be imposed during the months when the account balance remains below $500. The fee will be imposed on the last business day of the month. This fee will be paid to Rushmore Trust and Savings, FSB. The fee will not be imposed on tax-sheltered retirement plans or accounts established under the Uniform Gifts or Transfers to Minors Act. Because of the administrative expense of handling small accounts, the Fund reserves the right to involuntarily redeem an investor's account which falls below $500 due to redemptions or exchanges after providing 60 days' written notice.

  <\REDLINE>

  TAXES

  The  Fund intends to qualify  as a regulated investment company
  under Subchapter  M of the  Internal Revenue Code.   Because of
  this qualification, the Fund will not be liable for Federal income taxes to the extent its earnings are distributed.

  Dividends derived from interest and dividends received by the Fund, together with distributions of any short-term capital gains, are taxable as ordinary income whether or not reinvested. Statements as to the Federal tax status of shareholders' dividends and distributions will be mailed annually. Shareholders should consult their tax advisers concerning the tax status of the Fund's dividends in their own states and localities.

  <REDLINE>

  Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, the Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions, and redemptions. Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.

  <\REDLINE>

  HOW TO INVEST IN THE FUND

  Shares of the Fund are offered for sale continuously by the Fund. There is no sales charge. The minimum initial investment is $2,500. Retirement accounts may be opened with a $500 minimum investment. There is no minimum amount for subsequent investments.

  By Mail. Fill out an application and make a check payable to "Fund For Government Investors, Inc." Mail the check, and the completed application to:

  <REDLINE>

       Fund For Government Investors, Inc.
       4922 Fairmont Avenue
       Bethesda, Maryland  208l4

  By Bank  Wire.   Speak  to  the Branch  Manager  of your  bank.
  Request a transfer of Federal funds to Rushmore Trust and Savings, FSB, instructing the bank to wire transfer the money before 12 noon, Eastern time to:

       Rushmore Trust and Savings, FSB
       Bethesda, Maryland
       Routing No. 0550-71084
       For Account of Fund For Government Investors, Inc.
       Account No. 029385770

  AFTER INSTRUCTING YOUR BANK TO TRANSFER FEDERAL FUNDS, YOU MUST TELEPHONE THE FUND AT (800) 622-1386 OR (301) 657-1510
  BETWEEN 8:30 A.M. AND NOON EASTERN TIME AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. REMEMBER THAT IT IS IMPORTANT TO COMPLETE THE WIRE TRANSFER BEFORE 12 NOON EASTERN TIME.

  <\REDLINE>

  Through  Brokers.    Investors  may  invest  in   the  Fund  by
  purchasing  shares  through registered  broker-dealers.    Such
  broker-dealers who process orders may charge a fee for such service.

  The Government securities market, in which the Fund buys and sells its securities, usually requires immediate settlement in Federal funds for all security transactions. Payments received by bank wire can be converted immediately into Federal funds and will begin earning dividends the same day. Payment for the purchase of Fund shares not received in the form of Federal funds will begin earning dividends the following day. Foreign checks will not be accepted. Orders received prior to 12 noon, Eastern time, will be invested in shares of the Fund at the next determined net asset value. The Fund may impose a charge of $10 for items returned for insufficient or uncollectible funds.

  HOW TO REDEEM AN INVESTMENT (WITHDRAWALS)

  <REDLINE>

  An investor may withdraw all or any portion of his investment by redeeming shares on any day that the Fund is open for business at the next determined net asset value per share after receipt of the order by writing the Fund or telephoning
  (800)  622-1386  or  (301)  657-1510.    Telephone   redemption
  privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund. Telephone orders for redemptions must be received by noon Eastern time to be effective that day. The privilege to initiate redemption transactions by telephone will be made available to Fund shareholders automatically.

  <\REDLINE>

  Telephone redemptions will only be sent to the address of record or to bank accounts specified in the account applications. When acting on instructions believed to be genuine, the Fund will not be liable for any loss resulting from a fraudulent telephone redemption request and the investor would bear the risk of any such loss. The Fund will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine; and if the Fund does not employ such procedures, then the Fund may be liable for any losses due to unauthorized or fraudulent instructions. The Fund follows specific procedures for transactions initiated by telephone, including among others requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation not later than five business days after such transactions, and/or tape recording of telephone transactions.

  The proceeds of redemptions will be sent directly to the investor's address of record. If the investor requests payment of redemptions to a third party or to a location other than his address of record listed on the account application, the request must be in writing and the investor's signature must be guaranteed by an eligible institution. Eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants. There are no fees charged for redemptions.

  Normally, the Fund will make payment for all shares redeemed within one business day. However, withdrawal requests upon investments that have been made by check may be delayed up to ten business days following such investment or until the check clears, whichever occurs first. This delay is necessary to assure the Fund that investments made by check are good funds. The proceeds of the redemption will be forwarded promptly upon confirmation of receipt of good funds.

  <REDLINE>

  The right of redemption may be suspended, or the date of payment postponed during the following periods: (a) periods during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend or holiday closings); (b) periods when trading on the NYSE is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund s investments for determination of net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit for protection of the Fund s investors.

  <\REDLINE>

  To provide the utmost liquidity for investors' money, there are four forms of redemption:

  Bank Wire Transfers. When the amount to be redeemed is at least $5,000, the Fund, upon telephone instructions, will automatically wire transfer the amount to the investor's commercial bank or brokerage account specified in the account application. The Fund will also accept written instructions for wire transfers of funds.

  Check Transfers. For amounts less than $5,000, investors utilizing certain Washington, D.C. banks may have checks deposited directly into their account. For redemptions by investors utilizing banks in other states, including Virginia and Maryland, checks will be delivered by mail.

  <REDLINE>

  Draft Checks. Investors may elect to redeem shares by draft check (minimum check - $250) made payable to the order of any person or institution. Upon the Fund's receipt of a completed signature card, investors will be supplied with draft checks which are drawn on the Fund's account and are paid through Rushmore Trust and Savings, FSB. The Fund reserves the right to change or suspend the checking service and to charge for the reorder of draft checks. These draft checks cannot be certified, nor can these checks be negotiated for cash at Rushmore Trust and Savings, FSB. There will be a $10 charge for each stop payment request on the draft checks. Investors will be subject to the same rules and regulations that Rushmore Trust and Savings, FSB applies to checking accounts. Investors' accounts may not be closed by draft check.

  <\REDLINE>

  <REDLINE>

  Exchanges. Shares of the Fund may be exchanged for shares of Fund For Tax-Free Investors, Inc., The Rushmore Fund, Inc., the American Gas Index Fund, Inc., or the Cappiello-Rushmore Trust on the basis of the respective net asset values of the shares involved, provided such exchange is permitted under the applicable laws of the state of the investor's residence. Shareholders contemplating such an exchange should obtain and review the prospectuses of those funds. Exchanges may be made by telephone or letter. Written requests should be sent to Fund For Government Investors, Inc., 4922 Fairmont Avenue, Bethesda, Maryland 20814 and be signed by the record owner or owners. Telephone exchange requests may be made by telephoning the Fund at (800) 622-1386 or (301) 657-1510. To implement an exchange, shareholders should provide the following information: account registration including address and number, taxpayer identification number, number, percentage or dollar value of shares to be redeemed, name and account number of the portfolio to which the investment is to be transferred. Exchanges may be made only if they are between identically registered accounts. Telephone exchange privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund.

  <\REDLINE>

  TAX-SHELTERED RETIREMENT PLANS

  Tax-Sheltered Retirement Plans of the following types are available to investors:

  <REDLINE>

       Individual Retirement Accounts (IRAs)
       Keogh Accounts - Defined Contribution
         Plan (Profit Sharing Plan)
       Keogh Accounts - Money Purchase Plan
         (Pension Plan)
       Internal Revenue Code Section 401(k) Plans
       Internal Revenue Code Section 403(b) Plans

  <\REDLINE>

  Additional  information   regarding  these   accounts  may   be
  obtained by contacting the Fund.

  MANAGEMENT OF THE FUND

  Officers and Directors. The Fund has a Board of Directors which is responsible for the general supervision of the Fund s business. The day-to-day operations of the Fund are the responsibility of the Fund's officers. A complete list of the Fund's directors and officers is provided in the Statement of Additional Information.

  <REDLINE>

  Investment Adviser and Administrative Servicing Agent. The Fund is provided investment advisory and management services by Money Management Associates (the "Adviser"), 1001 Grand
  Isle Way, Palm Beach Gardens, Florida 33418. The Adviser is a limited partnership which was formed under the laws of the District of Columbia on August 15, 1974. Its primary business since inception has been to serve as the investment adviser of the Fund. Daniel L. O'Connor is the sole general partner of the Adviser, and, as such, exercises control of the Adviser. Money Management Associates provides investment advice and management to other mutual funds including The Rushmore Fund, Inc., Fund For Tax-Free Investors, Inc., and the American Gas Index Fund, Inc. Net assets under management currently approximate $1 billion.

  <\REDLINE>

  Under an agreement with the Adviser, the Fund pays a fee at an annual rate based on the size of the Fund s net assets as follows:

  <REDLINE>

       0.50% of the first $500 million;
       0.45% of the next $250 million;
       0.40% of the next $250 million;
       0.35% of the net assets over $1 billion.

  For the year ended December 31, 1994, the Fund paid the Adviser investment advisory fees of 0.50% (50/100 of 1%) of the average daily net assets of the Fund.

  Effective September 1, 1993, the Board of Directors approved an arrangement whereby Rushmore Trust and Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, a majority-owned subsidiary of the Adviser, provides the Fund with shareholder servicing, transfer agent, dividend-disbursing agent, custodian and administrative services. The Fund pays an annual fee of 0.25% (25/100 of 1%) of the average daily net assets of the Fund for these services.

  <\REDLINE>

  ORGANIZATION AND DESCRIPTION OF COMMON STOCK

  The Fund is a no-load, open-end diversified investment company. The Fund was incorporated in Maryland on October 30, 1974 and has a present authorized capital of three billion shares of $.001 par value common stock. All shares are of the same class and are freely transferrable. Shares have equal voting rights, and no preferences to conversion, exchange, dividends, retirement or any other feature. These shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors, if they choose to do so. In such event, the holders of the remaining shares voting (less than 50%) will be unable to elect any Directors.

  Under Maryland Corporate law, a registered investment company is not required to hold an annual shareholders meeting if the Investment Company Act of 1940 does not require a meeting. The Act does require a meeting if the following actions are necessary: ratification of the selection of independent public accountants, approval of the investment advisory agreement, election of the board of directors or approval of the appointment of directors to board vacancies when such vacancies cause less than two-thirds of the board to have been elected.

  <REDLINE>

  Under the Investment Company Act of 1940, shareholders of the Fund have the right to remove directors and, if holders of 10% of the outstanding shares request in writing, a shareholder's meeting must be called.

  Shareholders  of the  Fund having  inquiries  about the  Fund s organization or  operation should contact  the Fund in  writing
  at  4922  Fairmont  Avenue, Bethesda,  Maryland    20814  or by
  telephone at (301) 657-1500 or (800) 343-3355.

  <\REDLINE>

  <REDLINE>

                FUND FOR GOVERNMENT INVESTORS, INC.

                             PROSPECTUS

  <\REDLINE>

                              CONTENTS

                                                             Page

  Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . .

  Financial Highlights  . . . . . . . . . . . . . . . . . . . .

  Performance Data  . . . . . . . . . . . . . . . . . . . . . .

  Investment Objective and Policies . . . . . . . . . . . . . .

  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . .

  Net Asset Value . . . . . . . . . . . . . . . . . . . . . . .

  Investors' Accounts . . . . . . . . . . . . . . . . . . . . .

  Low Balance Account Fee . . . . . . . . . . . . . . . . . . .

  Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .

  How to Invest in the Fund . . . . . . . . . . . . . . . . . .

  How to Redeem an Investment
    (Withdrawals) . . . . . . . . . . . . . . . . . . . . . . .

  Tax-Sheltered Retirement Plans  . . . . . . . . . . . . . . .

  Management of the Fund  . . . . . . . . . . . . . . . . . . .

  Organization and Description of
    Common Stock  . . . . . . . . . . . . . . . . . . . . . . .

                               PART B

                FUND FOR GOVERNMENT INVESTORS, INC.

  <REDLINE>
                        A Money Market Fund
  <\REDLINE>

          4922 Fairmont Avenue, Bethesda, Maryland  20814
                  (301) 657-1500    (800) 343-3355



                STATEMENT OF ADDITIONAL INFORMATION

  <REDLINE>

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Fund s Prospectus, dated ______________, 1996. A copy of the Fund's Prospectus may be obtained without charge by writing or telephoning the Fund.

  The date of this Statement of Additional Information is _______________, 1996.

  <\REDLINE>

                FUND FOR GOVERNMENT INVESTORS, INC.
  <REDLINE>
                        A Money Market Fund
  <\REDLINE>

                STATEMENT OF ADDITIONAL INFORMATION

                         Table of Contents

                                                             Page

  Investment Objective and Policies . . . . . . . . . . . . . .

  Investment Restrictions . . . . . . . . . . . . . . . . . . .

  Management of the Fund  . . . . . . . . . . . . . . . . . . .

  Principal Holders of Securities . . . . . . . . . . . . . . .

  <REDLINE>

  Investment Advisory and Other Services  . . . . . . . . . . .

  <\REDLINE>

  Net Asset Value . . . . . . . . . . . . . . . . . . . . . . .

  Comparative Performance Data  . . . . . . . . . . . . . . . .

  <REDLINE>

  Calculation of Yield Quotations . . . . . . . . . . . . . . .

  Auditors and Financial Statements . . . . . . . . . . . . . .

  <\REDLINE>

  INVESTMENT OBJECTIVE AND POLICIES

  <REDLINE>

  General

  The Fund may invest only in marketable debt securities of the United States Government, its agencies and instrumentalities (collectively, "U.S. Government Securities"), and in repurchase agreements secured by such securities. The investment objective, the investment policies, and the investment restrictions of the Fund may not be changed without the approval of a majority of the shareholders, as defined in the Investment Company Act of 1940.

  <\REDLINE>

  Portfolio turnover of the Fund will be high due to the short-term nature of the Fund's investments. High turnover will not adversely affect the Fund's yield because brokerage commissions are not normally paid on investments the Fund makes.

  <REDLINE>

  U.S. Government Securities

  The Fund invests primarily in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Fund will invest in such U.S. Government Securities only when the Fund's investment adviser (the "Adviser") is satisfied that the credit risk with respect to the issuer is minimal.

  Repurchase Agreements

  As discussed in the Fund's Prospectus, the Fund also may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

  <\REDLINE>

  INVESTMENT RESTRICTIONS

  <REDLINE>

  As stated above, the Fund may invest only in U.S. Government Securities and in repurchase agreements secured by such securities, although the Fund did not invest in repurchase agreements during 1995 and has no intentions to do so. The Fund may not invest in any other securities.

  <\REDLINE>

  The Fund may not borrow money, except that as a temporary measure the Fund may borrow money to facilitate redemptions. Such a borrowing may be in an amount not to exceed 30% of the Fund's total assets, taken at current value before such borrowing. The Fund may borrow only to accommodate requests for redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities. Additionally, the Fund may not sell securities short, write options, underwrite securities of other issuers, purchase or sell real estate, commodities or commodity contracts, or loan money to others (except securities under repurchase agreements). The Fund may not purchase a portfolio security if a borrowing by the Fund is outstanding. No other senior securities may be issued by the Fund.

  MANAGEMENT OF THE FUND

  <REDLINE>

  Directors and Officers of the Fund and Officers of the Adviser, together with information as to their principal business occupations during the past five years, are set forth below. Officers of the Fund do not receive salaries or other forms of compensation from the Fund. Non-interested Directors fees and expenses will be paid by the servicing agent. Non-interested Directors were paid an annual fee of $3,000. For the year ended December 31, 1994, such fees amounted to $15,000.

  <\REDLINE>

  *Daniel L. O Connor,  53 - Chairman of the Board, Treasurer and
  Director of the  Fund. President, 1974  to 1981.   Partner  and
  Chief  Operating  Officer  of  the   Adviser.    Address:  4922
  Fairmont Avenue, Bethesda, Maryland 20814.

  *Richard J.  Garvey, 61 -  President and Director  of the Fund.
  Executive Vice  President, 1974 to 1981. Limited Partner of the
  Adviser. Address:  4922  Fairmont  Avenue,  Bethesda,  Maryland
  20814.

  <REDLINE>
  <\REDLINE>

  Patrick F. Noonan, 52 - Director. Chairman and Chief Executive Officer of the Conservation Fund since 1986. Vice Chairman, American Farmland Trust and Trustee, American Conservation Association since 1985. President, Conservation Resources, Inc. since 1981. Address: 11901 Glen Mill Drive, Potomac, Maryland 20854.

  Jeffrey R. Ellis,  50 - Director.  Vice President of LottoFone,
  a  telephone  lottery  system,  since  1993.    Vice  President
  Shoppers  Express, Inc.  through 1992.    Address: 5525  Dorsey
  Lane, Bethesda,  Maryland 20816.

  <REDLINE>

  Bruce C. Ellis, 51 - Director of the Fund. Vice President, LottoFone, Inc., a telephone state lottery service, since 1991. Vice President, Shoppers' Express, Inc., 1986-1992.
  Address:  7108 Heathwood Court, Bethesda, Maryland  20817.

  <\REDLINE>

  *Rita A.  Gardner,  51 -  Director.    Limited partner  of  the
  Adviser.   Address:  4922  Fairmont Avenue,  Bethesda, Maryland
  20814.

  <REDLINE>

  Michael D. Lange, 54 - Director of the Fund. Vice President, Capital Hill Management Corporation since 1967. Owner of Michael D. Lange, Ltd., a builder and developer since 1980. Partner of Greatfull Falls, a building developer, since 1994.
  Address: 7521 Pepperell Drive, Bethesda, Maryland  20817.

  <\REDLINE>

  Leo  Seybold, 80  - Director. Retired.   Address: 5804 Rockmere
  Drive, Bethesda, Maryland  20816.

  <REDLINE>
  <\REDLINE>

  *Martin  M.  O'Connor, 50  -  Vice  President  since  1974.   A
  limited  partner of  the  Adviser since  1979.   Address:  4922
  Fairmont Avenue, Bethesda, Maryland  20814.

  *John  R. Cralle,  55 - Vice  President since 1978.   A limited
  partner of the Adviser since 1979.
  Address: 4922 Fairmont Avenue, Bethesda, Maryland  20814.

  <REDLINE>

  *Timothy N. Coakley, CPA, 28  - Vice President and  Controller.
  Audit Manager Deloitte & Touche LLP until 1994.  Address:  4922
  Fairmont Avenue, Bethesda, Maryland 20814.

  *Stephenie E. Adams - Secretary. Director of Marketing, Rushmore Services, Inc., from July 1994 to present. Regional Sales Coordinator, Media General Cable, from June 1993 to June 1994. Graduate Student, Northwestern University, M.S., from September 1991 to December 1992. Student, Stephens College, Columbia, Missouri, B.S., from August 1987 to May 1991.
  Address:  4922 Fairmont Avenue, Bethesda, Maryland  20814.

  <\REDLINE>

  Daniel L. O'Connor and Martin M. O'Connor are brothers.

  *    Indicates interested  person as defined  by the Investment
  Company Act of 1940.

  <REDLINE>
  <\REDLINE>

  Certain  Directors and Officers of the  Fund are also Directors
  and  Officers  of  Fund  For   Tax-Free  Investors,  Inc.,  The
  Rushmore Fund, Inc., and American Gas Index Fund, Inc., other investment companies managed by the Adviser.

  PRINCIPAL HOLDERS OF SECURITIES

  <REDLINE>

  On March 7, 1995, there were 575,546,098 shares of the Fund s common stock outstanding. Rushmore Trust and Savings, FSB ("RTS" or the "Custodian") of Bethesda, Maryland, as Custodian, held for the benefit of others 5.55% of the Fund. No other shareholder owned more than 5% of the outstanding common shares. Officers and Directors of the Fund, as a group, own less than 1% of shares outstanding.

  <\REDLINE>

  <REDLINE>
  INVESTMENT ADVISORY AND OTHER SERVICES

  The Fund is provided investment advisory and management services by Money Management Associates (the "Adviser"), 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418. The Adviser is a limited partnership which was formed under the laws of the District of Columbia on August 15, 1974. Certain Officers and Directors of the Fund are affiliated with the Adviser. Under an Agreement (the "Agreement") with the Adviser, the Fund pays a fee at an annual rate based on the size of the Fund s net assets as follows:

    0.50% of the first $500 million;
    0.45% of the next $250 million;
    0.40% of the next $250 million;
    0.35% of the net assets over $1 billion.

  <\REDLINE>

  Under the Agreement, the Adviser will reimburse the Fund for expenses (including management fee) but excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum.

  Normal expenses which are borne by the Fund include, but are not limited to, taxes, corporate fees, interest expenses (if any), office expenses, the costs incident to preparing reports to governmental agencies, auditing and accounting, the costs incident to providing stock certificates for shareholders, and of registering and redeeming such certificates, custodian charges, the expense of shareholders and Directors meetings, data processing, preparation, printing and distribution of all reports and proxy materials, legal services rendered to the Fund, compensation for those Directors, Officers and employees of the Fund who do not also serve as Officers or employees of the Adviser, insurance coverage for the Fund and its Directors and Officers, and its membership in trade associations. The Adviser may, from time to time, make payments to broker-dealers and others for their expenses in connection with the distribution of Fund shares. Although such payments may be based upon the number of shares distributed, it is the understanding of the Adviser that such payments will be for reimbursement and will not exceed the expenses of the recipients in arranging for and administering distribution of Fund shares. Salaries of the Directors of the Fund, who are not affiliated with the Adviser, are expenses of the Fund and are established annually by the Board of Directors. This includes a majority of those Directors who are non-interested persons of the Adviser. All fees and expenses are estimated and accrued daily. For the years: 1994, 1993 and 1992, the Adviser earned $2,754,339, $3,228,059 and $3,695,113, respectively in management fees.

  Daniel L. O Connor is the sole general partner of the Adviser and, as such, exercises control of the Adviser.

  <REDLINE>

  The Agreement between the Adviser and the Fund was last renewed by the Board of Directors on October 31, 1995. The Agreement shall be renewed annually, if approved by either of two methods: (1) by the Board of Directors, including approval by a majority of the non-interested Directors by vote cast in person at a meeting called for such purpose; or (2) by a majority of the shareholders of the outstanding voting securities of the Fund.

  <\REDLINE>

  The Agreement may be cancelled by the Fund without penalty on sixty days' notice by the Board of Directors of the Fund or by vote of the holders of a majority of the Fund's shares. The Agreement may also be cancelled by the Adviser without penalty on sixty days' notice. The Agreement will terminate automatically in the event of its assignment.

  <REDLINE>

  Under an Agreement approved by the Board of Directors on July 21, 1993, and renewed on October 31, 1995, RTS, a majority-owned subsidiary of the Adviser, acts as the Fund's custodian, transfer agent, dividend disbursing agent and shareholder servicing agent. The Fund pays RTS an annual fee of 0.25% of the average daily net assets of the Fund for these services. The fee will be reviewed and approved annually by the non-interested directors. The Fund is subject to the self-custodian rules of the Securities and Exchange Commission. These rules require that the custodian be subject to three securities verification examinations each year conducted by the Fund's independent accountants. Two of the examinations must be performed on an unannounced surprise basis.

  <\REDLINE>

  NET ASSET VALUE

  <REDLINE>

  The Fund s net asset value per share will be determined as of 12:00 noon, Eastern time, on days when the Custodian bank is open for business. The net asset value per share is determined by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding. The value of the Fund's portfolio of securities is determined on the basis of fair value as determined in good faith by the Fund's Directors. In determining fair value, the Fund uses the amortized cost method of valuing the securities in its portfolio pursuant to an exemption granted to it by the Securities and Exchange Commission on August 8, 1979. The Fund's Directors continuously review this method of valuation and recommend changes which may be necessary to assure that the portfolio instruments of the Fund are valued at their fair value. In its review, the Directors of the Fund consider the relevant factors which may affect the value of the portfolio investments, such as maturity, yield, stability, special circumstances or trading markets, and any other factors which they deem pertinent. Amortized cost is the purchase price of the security plus accumulated discount or accrued interest from the date of purchase. This method of valuation does not take into account unrealized gains or losses due to short-term market fluctuations and tends to stabilize the price of the Fund's shares. Under the exemption, the Fund will not purchase any securities with a remaining maturity of greater than 397 days, or maintain a dollar weighted average portfolio maturity in excess of 90 days. When interest rates decline, the market value of the Fund's portfolio rises; when rates rise, the market value declines. To the extent that the Fund s amortized cost valuation of its short-term securities differs from the actual liquidation value, the price at which an investor purchases or redeems will correspondingly differ from the per share liquidation value of the portfolio. Thus, when interest rates are declining and purchases of Fund shares exceed redemptions, the interest of existing investors may be diluted. When interest rates are rising and redemptions exceed share purchases, the interest of existing investors may be diluted. Declining interest rates and net redemption of Fund shares or rising interest rates and new purchases of Fund shares may enhance the interest of existing investors. When interest rates are declining, the Fund s valuation method tends to understate the percentage rate of net investment income per share. When interest rates are rising, the reverse is true. The Board of Directors of the Fund believes that the amortized cost basis offers the most consistent and conservative method of valuing short-term investments.

  <\REDLINE>

  COMPARATIVE PERFORMANCE DATA

  <REDLINE>

  The Fund's performance may be compared in advertising to the performance of other money market and mutual funds in general or to the performance of particular types of money market
  funds, especially those  with similar objectives.   More up-to-
  date performance data may be provided as it becomes available. From time to time, the Fund may provide information concerning general economic conditions, financial trends, analysis and supply comparative performance and rankings, with respect to comparable investments for the same period, for unmanaged market indexes such as the Dow Jones Industrial Average, Standard & Poor s 500 IndexTM, Shearson Lehman Bond Indexes,
  Merrill  Lynch  Bond  Indexes,  Bond   Buyer  Index,  and  from
  recognized independent  sources such  as Donoghue s  Money Fund
  Report,  Donoghue  Money  Letter,  Bank   Rate  Monitor,  Money
  Magazine, Forbes, Lipper, Standard & Poor's Corporation, CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service, Mutual Fund Values, Mutual Fund Forecaster, Mutual Fund Sourcebook, Fortune, Business Week, Kiplinger's Personal Finance, Wall Street Journal, Investor's Business Daily and Schabacker Investment Management, Inc. Comparisons may also be made to Consumer Price Index, rate of inflation, bank money market rates, rates of certificates of deposit, Treasury Bills and Treasury Bond rates and yields.

  <\REDLINE>

  <REDLINE>

  CALCULATION OF YIELD QUOTATIONS

  The Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

  The Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

  The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

  <\REDLINE>

  Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Fund's yield fluctuates.

  <REDLINE>

  <REDLINE>

  AUDITORS AND FINANCIAL STATEMENTS

  <\REDLINE>

  Deloitte & Touche LLP, independent certified public accountants, are the auditors of the Fund. The Fund incorporates by reference in this statement of additional information the financial statements and notes contained in its annual report to the shareholders for the year ended December 31, 1994.

                Fund for Government Investors, Inc.


                        A MONEY MARKET FUND
                           Annual Report
                         December 31, 1994



  Dear Shareholders:

  Fund for Government Investors, Inc. ended the year with net assets of $524.2 million on December 31, 1994. Net income averaged 3.31% of net assets for the year, up from 2.32% for the 1993 calendar year. The increase in the return on net assets is due to an increase in short-term interest rates during 1994.

  The Federal Reserve raised short-term rates six times in 1994. It increased the federal-funds rate from 3.00% to 5.50% and the discount rate from 3.00% to 4.75%. The federal funds rate is the level at which banks lend each other money overnight, while the discount rate is the rate at which the Federal Reserve lends banks money. In the last move of 1994, the Federal Reserve raised both the federal funds rate and the discount rate each by three-quarters of a percentage point.

  Through rate increases, the Federal Reserve endeavors to slow inflation and temper economic growth. There is little question that the Federal Reserve will continue to push short-term interest rates higher until the economy shows clear signs of decelerating. We look for rates to continue to rise in early 1995.

  Going forward, Fund for Government Investors, Inc. will continue its conservative investment philosophy. The Fund has not, nor will it invest in derivatives; safety of assets will continue to be of primary concern. We are here to serve you and will always strive to merit your support.



  /s/Daniel L. O'Connor                   /s/Richard J. Garvey
  Daniel L. O'Connor                      Richard J. Garvey
  Chairman of the Board                   President

                FUND FOR GOVERNMENT INVESTORS, INC.
                      STATEMENT OF NET ASSETS

                         December 31, 1994



  PAYABLE AT              MATURITY        YIELD AT DATE OF          VALUE*
  MATURITY                DATE               PURCHASE(%)           (NOTE 1)
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  UNITED STATES TREASURY BILLS
   $ 50,000,000  ......January  5, 1995 ........... 5.08 ...........$49,972,528
     50,000,000  ......January 12, 1995 ........... 5.03 ........... 49,925,101
     50,000,000  ......January 19, 1995 ........... 5.06 ........... 49,876,813
     25,000,000  ......January 26, 1995 ........... 5.19 ........... 24,912,326
     75,000,000  .....February  2, 1995 ........... 5.25 ........... 74,658,556
     25,000,000  .....February  9, 1995 ........... 5.38 ........... 24,858,219
     34,781,032  .....February 16, 1995 ........... 4.82 ........... 34,572,066
     25,000,000  ........March  2, 1995 ........... 5.55 ........... 24,775,208
     50,000,000  ........March  9, 1995 ........... 5.92 ........... 49,464,465
     50,000,000  ........March 16, 1995 ........... 5.90 ........... 49,410,569
     60,000,000  ........March 23, 1995 ........... 5.68 ........... 59,254,744
     25,000,000  ........March 30, 1995 ........... 5.66 ........... 24,663,155

   $519,781,032          Total Investments -- 98.5%                 516,343,750
                         (original cost $513,101,619*)
                        Other Assets less Liabilities --  1.5%        7,809,804

                             Net Assets -- 100.0%                  $524,153,554

                             Net Asset value per share
                             (Based on 524,153,554
                             shares outstanding)                          $1.00




                *Same cost is used for Federal income tax purposes.

                  Weighted Average Maturity of Portfolio:  45 Days

                         See Notes to Financial Statements.

                              STATEMENT OF OPERATIONS

                        For the Year Ended December 31, 1994



  NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:

  INVESTMENT INCOME (Note 1)                                   $22,534,859

  EXPENSES
     Investment Advisory Fee (Note 2)       $2,754,339
     Administrative Fee (Note 2)             1,391,300
                                                                 4,145,639

  NET INVESTMENT INCOME                                        $18,389,220



                         See Notes to Financial Statements.

                        STATEMENTS OF CHANGES IN NET ASSETS
                          For the Year Ended December 31,


                                                  1994                1993

     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS
     AND DECLARED AS DIVIDENDS TO
     SHAREHOLDERS (Note 1)..                      $18,389,220         $15,342,118

     FROM SHARE TRANSACTIONS
     (at constant net asset value of $1)

        Shares Purchased........               $2,391,380,226      $3,052,160,291
        Dividends Reinvested......                 17,600,081          14,189,726

        Total....................               2,408,980,307       3,066,350,017
        Shares Redeemed.................      (2,485,592,551)     (3,217,509,437)


        Decrease in Net Assets.                  (76,612,244)       (151,159,420)

     NET ASSETS - Beginning of Year               600,765,798         751,925,218


     NET ASSETS - End of Year                     524,153,554        $600,765,798




                         See Notes to Financial Statements.

                                FINANCIAL HIGHLIGHTS

                                 For the Year Ended December 31,

                                1994       1993       1992       1991       1990
     Per Share Operating
     Performance:
        Net Asset Value -
          Beginning of Year   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00

        Net Investment
         Income                   0.033      0.023      0.030      0.053      0.071
        Net Realized and
         Unrealized Gains
         on Securities              ---        ---        ---        ---        ---

        Net Increase in Net
         Asset Value
         Resulting from
         Operations               0.033      0.023      0.030      0.053      0.071
        Dividends to
         Shareholders           (0.033)    (0.023)    (0.030)    (0.053)    (0.071)
        Distributions to
           Shareholders from
           Net Realized
           Capital Gains            ---        ---        ---        ---        ---

     Net Increase in Net
        Asset Value                0.00       0.00       0.00       0.00       0.00

     Net Asset Value - End
        of Year               $    1.00  $    1.00  $    1.00  $    1.00  $    1.00

     Total Investment Return      3.38%      2.37%      3.02%      5.38%      7.38%

     Ratios to Average Net
     Assets:
        Expenses                  0.75%      0.75%      0.71%      0.69%      0.71%
        Net Investment
         Income                   3.31%      2.32%      3.00%      5.29%      7.13%

     Supplementary Data:
        Portfolio Turnover
          Rate                      ---        ---        ---        ---        ---
        Number of Shares
        Outstanding at End
        of Year (000 s
        omitted)                524,154    600,766    751,925    796,655    857,418

                         See Notes to Financial Statements.

                   NOTES TO FINANCIAL STATEMENTS
                         December 31, 1994

  1.  SIGNIFICANT ACCOUNTING POLICIES

  Fund for Government Investors, Inc. is registered with the Securities and Exchange Commission under the Investment
  Company Act of 1940 and invests only in U.S. Government Securities. The following is a summary of significant accounting policies which the Fund consistently follows:

       (a)  Investments  are  valued  at  amortized  cost,  which approximates market value. Amortized cost is the purchase price of the security plus accumulated discount or minus amortized premium from the date of purchase.

       (b)  Investment income is recorded as earned.

       (c)  Net investment income is computed, and dividends  are
            declared  daily.   Dividends  are  paid  monthly  and
            reinvested in additional shares unless shareholders request payment.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

       (e) The Fund periodically purchases United States Treasury Notes and at the same time makes commitments to sell the same notes at specified future dates and prices. At December 31, 1994, no such commitments were outstanding.

  2.  INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT

  Investment advisory and management services are provided by Money Management Associates under an agreement whereby the Fund pays a fee at an annual rate based on the Fund s net assets as follows: .50% of the first $500 million; .45% of the next $250 million; .40% of the next $250 million; and .35% of the net assets that exceed $1 billion.

  Rushmore Trust & Savings, FSB, which is wholly owned by Money Management Associates, provides custodial services, transfer agency, dividend disbursing and other shareholder services to the Fund. Expenses of the Fund other than interest and extraordinary legal expenses are paid by Rushmore Trust, which is paid an administrative fee of .25% of average net assets.

  INDEPENDENT AUDITORS  REPORT




  The Shareholders and Board of Directors
  of Fund for Government Investors, Inc.:

  We have audited the statement of net assets of Fund for Government Investors, Inc. (the Fund) as of December 31, 1994, the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 1994 and 1993, and the financial highlights for each of the five years in the period ended December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1994 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the net assets of Fund for Government Investors, Inc. at December 31, 1994, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

  /s/ DELOITTE & TOUCHE LLP
  DELOITTE & TOUCHE LLP
  Washington, D.C.
  February 6, 1995

                               PART C

                               PART C

                         OTHER INFORMATION
                Fund For Government Investors, Inc.




  ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    a. Financial  statements:   The  following audited  financial
       statements are incorporated by reference in Part B of this registration statement's amendment:

  <REDLINE>

            Statement of Net Assets as of December 31, 1994; Statement of Operations for the year ended
              December 31, 1994;
            Statements of Changes in Net Assets for the
              years ended December 31, 1994 and 1993; and
            Financial Highlights for each of the five years
              in the period ended December 31, 1994.

  <\REDLINE>

    b. Exhibits:

       (1)(a) Articles of Incorporation of Registrant.1/
       (1)(b) Articles of Amendment.1/
       (1)(c) Articles Supplementary.1/
       (2)    Bylaws of Registrant.1/
       (3)    Voting Trust Agreement.2/
       (4)    Specimen Share Certificate.2/
       (5) Form of Management Contract between Registrant and Money Management Associates. 1/
       (6)    Form of Underwriting Agreement.2/
       (7)    Bonus, Profit Sharing or Pension Plans.2/
       (8)    Form   of   Custody  and   Administrative  Services
              Agreement  between  Registrant  and Rushmore  Trust
              and Savings, FSB.1/
       (9)    Other material contracts.2/
       (10)   Opinion of Barham, Radigan, Suiters  & Brown, P.C.,
              regarding   the   legality   of  securities   being
              registered.1/
       (11) Consent of Deloitte & Touche LLP, independent public accountants for Registrant.3/
       (12)   Financial Statements omitted from Item 23.2/
       (13)   Copies   of   any   agreements  or   understandings
              concerning initial capital.2/
       (14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which

              Registrant offers its securities.2/
       (15)   Form of Rule 12b-1 Distribution Plan.2/
  <REDLINE>
       (16)   Schedule    for    computation    of    performance
              quotations.2/
  <\REDLINE>
       (17)   Financial Data Schedule.2/
       (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3.2/

  <REDLINE>

   1/   Incorporated    by    reference   to    the   Registrant's
       Registration Statement on Form N-1A, previously filed with the Securities and Exchange Commission on March 31,
       1995 (Registration Nos. 2-52552 and 811-2539).

  <\REDLINE>

   2/   None.

   3/   Filed herewith.


  ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            REGISTRANT

       None.

  ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

  <REDLINE>

                                         Number of Shareholders
                                             of Record at
       Title of Class                        January 19, 1996

       Common Stock, $.001 par value            12,325


  <\REDLINE>

  ITEM 27.  INDEMNIFICATION

    The Registrant was incorporated in the State of Maryland on October 30, 1974, and is operated pursuant to the Articles of Incorporation of the Registrant, dated as of October 29, 1974, and as last amended, that permit the Registrant to indemnify its directors and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

    The Articles of Incorporation of the Fund provide that officers and directors shall be indemnified by the Fund against liabilities and expenses of defense in proceedings against them by reason of the fact that they serve as officers or directors of the Fund or as an officer or director of another entity at the request of the entity. This indemnification is subject to the following conditions:

    (a) no director or officer is indemnified against any liability to the Fund or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

    (b) officers and directors are indemnified only for actions taken in good faith which the officers and directors believed were in or not opposed to the best interests of the Fund; and

    (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it is subsequently determined that they are entitled to indemnification.

    The Articles of Incorporation of the Registrant provide that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the directors who were not parties to the proceedings or, if a quorum is not obtainable, or if directed by a quorum of disinterested directors so directs, by independent legal counsel in a written opinion that the persons to be indemnified have met the applicable standard.

  <REDLINE>

    Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant, unless in the opinion of the Registrant's counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by the Registrant is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

  <\REDLINE>

  ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  <REDLINE>

    Money Management Associates ("MMA"), 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418, a limited partnership organized under the laws of the District of Columbia on August 15, 1974, has one general partner and five limited partners. Daniel L. O'Connor is the general partner and sole employee of MMA. Limited partners Richard J. Garvey, Martin
    M. O'Connor, Rita A. Gardner, and John R. Cralle, are full-time employees of Rushmore Services, Inc. ("RSI"), a subsidiary of MMA, at 4922 Fairmont Avenue, Bethesda, Maryland 20814. Limited partner William L. Major is a retired employee of RSI.

  <\REDLINE>

    MMA  also serves as  the investment  adviser to  The Rushmore
    Fund, Inc.,  Fund For Tax-Free Investors,  Inc., and American
    Gas Index Fund, Inc., all regulated investment companies since their inception.

  ITEM 29.  PRINCIPAL UNDERWRITERS

    Not applicable.

  ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The physical location for all accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, is 4922 Fairmont Avenue, Bethesda, Maryland 20814.

  ITEM 31.  MANAGEMENT SERVICES

    Not Applicable.

  ITEM 32.  UNDERTAKINGS

  <REDLINE>

    (a) The Registrant undertakes that, if requested to do so by the holders of at least 10% of its outstanding shares of the Fund, the Registrant will call a meeting of shareholders of the Fund for the purpose of voting upon the question of the removal of a trustee or trustees of the Registrant and to assist in communications with other shareholders as required by
          Section 16(c) of the Investment Company Act of 1940, as amended.

    (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

  <\REDLINE>

                             SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland, on the 25th day of January, 1996.

                           Registrant:

                           FUND FOR GOVERNMENT INVESTORS, INC.


                           By: /s/ Daniel L. O'Connor
                               Daniel L. O'Connor
                               Chairman of the Board

  Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                Title              Date

   /s/ Daniel L. O'Connor   Chairman of the    January 25, 1996
   Daniel L. O'Connor       Board, Treasurer,
                            and Director
   /s/ Richard J. Garvey    Director and       January 25, 1996
   Richard J. Garvey        President

   /s/Jeffrey R. Ellis      Director           January 25, 1996
   Jeffrey R. Ellis

   /s/ Rita A. Gardner      Director           January 25, 1996
   Rita A. Gardner
                            Director           January 25, 1996
   Patrick F. Noonan

   /s/ Leo Seybold          Director           January 25, 1996
   Leo Seybold
   /s/ Timothy N. Coakley   Vice President and January 25, 1996
   Timothy N. Coakley       Controller

   /s/ Bruce C. Ellis       Director           January 25, 1996
   Bruce C. Ellis

   /s/ Michael D. Lange     Director           January 25, 1996
   Michael D. Lange